Deferred Revenue (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Revenue Arrangement [Line Items]
Deferred revenue - current	$ 72,890	$ 46,632
Deferred revenue - noncurrent	2,281	3,544
Customer advance [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue - current	52,548	33,979
Deferred revenue - noncurrent	1,606	1,612
Deferred income [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue - current	20,342	12,653
Deferred revenue - noncurrent	$ 675	$ 1,932